STATEMENT OF INVESTMENTS
BNY Mellon International Bond Fund

January 31, 2021 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 94.6%
Australia - 3.5%
Australia, Sr. Unscd. Bonds, Ser. 150	AUD	3.00	3/21/2047	11,850,000		10,789,016
Queensland Treasury, Govt. Gtd. Bonds	AUD	1.75	7/20/2034	3,900,000	[b]	2,973,276
					13,762,292
Austria - .1%
Suzano Austria GmbH, Gtd. Notes		3.75	1/15/2031	475,000		504,783
Canada - 5.6%
BMW Canada Auto Trust, Ser. 2019-1, Cl. A3	CAD	2.35	2/20/2024	1,600,000		1,277,397
Canada, Bonds	CAD	1.25	6/1/2030	21,250,000		17,247,605
Ford Auto Securitization Trust, Ser. 2019-AA, Cl. A2	CAD	2.35	6/15/2023	811,571	[b]	641,241
Ford Auto Securitization Trust, Ser. 2020-AA, Cl. A3	CAD	1.15	11/15/2025	1,075,000	[b]	846,045
GMF Canada Leasing Trust, Ser. 2020-1A, Cl. A3	CAD	1.05	11/20/2025	850,000	[b]	667,144
Silver Arrow Canada, Ser. 2018-1A, Cl. A3	CAD	3.17	8/15/2025	1,250,000	[b]	992,278
Teck Resources, Sr. Unscd. Notes		6.25	7/15/2041	315,000		402,786
					22,074,496
Cayman Islands - 2.0%
Avery Point VII CLO, Ser. 2015-7A, Cl. AR2, 3 Month LIBOR +.96%		1.20	1/15/2028	975,000	[b,c]	975,506
Bain Capital Credit CLO, Ser. 2020-3A, Cl. A, 3 Month LIBOR +1.38%		1.64	10/23/2032	1,155,000	[b,c]	1,158,304
CK Hutchison Europe Finance 18, Gtd. Bonds	EUR	1.25	4/13/2025	660,000		841,188
DP World Salaam, Jr. Sub. Notes		6.00	10/1/2025	925,000	[d]	1,016,365
Magnetite XVII CLO, Ser. 2016-17A, Cl. AR, 3 Month LIBOR +1.10%		1.32	7/20/2031	1,400,000	[b,c]	1,400,697
Magnetite XXVIII CLO, Ser. 2020-28A, Cl. A, 3 Month LIBOR +1.27%		1.49	10/25/2031	800,000	[b,c]	802,054
Sands China, Sr. Unscd. Notes		4.38	6/18/2030	375,000	[b]	412,031
Taconic Park CLO, Ser. 2016-1A, Cl. A1R, 3 Month LIBOR +1.00%		1.22	1/20/2029	1,300,000	[b,c]	1,297,574
Vale Overseas, Gtd. Notes		6.25	8/10/2026	172,000		211,345
					8,115,064
Chile - .2%
Corp. Nacional del Cobre de Chile, Sr. Unscd. Notes		3.15	1/15/2051	475,000	[b,e]	467,550

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a] Value ($)
Bonds and Notes - 94.6% (continued)
Chile - .2% (continued)
VTR Comunicaciones, Sr. Scd. Notes		5.13	1/15/2028	375,000	[b] 400,648
					868,198
China - 5.4%
China, Bonds, Ser. 1827	CNY	3.25	11/22/2028	67,800,000	10,549,575
China, Unscd. Bonds	CNY	3.81	9/14/2050	21,300,000	3,343,758
China Development Bank, Unscd. Bonds, Ser. 1905	CNY	3.48	1/8/2029	49,000,000	7,493,910
					21,387,243
Croatia - .2%
Croatia, Sr. Unscd. Bonds	EUR	2.75	1/27/2030	675,000	975,117
Dominican Republic - .2%
Dominican Republic, Sr. Unscd. Notes		4.88	9/23/2032	900,000	[b] 963,225
Egypt - .3%
Egypt, Sr. Unscd. Notes		5.25	10/6/2025	975,000	[b] 1,041,994
France - 1.0%
Credit Agricole, Sub. Notes		3.25	1/14/2030	630,000	680,453
Credit Agricole Home Loan SFH, Covered Notes	EUR	1.25	3/24/2031	1,600,000	2,224,082
Orange, Sr. Unscd. Notes	EUR	0.03	9/4/2026	700,000	851,700
					3,756,235
Germany - 4.1%
Allianz, Sub. Notes	EUR	5.63	10/17/2042	1,800,000	2,388,593
Bundesrepublik Deutschland Bundesanleihe, Bonds, Ser. 98	EUR	4.75	7/4/2028	8,175,000	14,051,850
					16,440,443
Hungary - .1%
Hungary, Sr. Unscd. Notes		7.63	3/29/2041	225,000	392,580
Indonesia - .5%
Perusahaan Listrik Negara, Sr. Unscd. Notes	EUR	1.88	11/5/2031	940,000	1,142,400
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Sr. Unscd. Notes		3.00	6/30/2030	625,000	643,143
					1,785,543
Ireland - 1.0%
AerCap Global Aviation Trust, Gtd. Notes		4.45	10/1/2025	500,000	550,527
AerCap Global Aviation Trust, Gtd. Notes		6.50	7/15/2025	650,000	770,538
Ireland, Bonds	EUR	2.00	2/18/2045	1,610,000	2,756,130
					4,077,195
Italy - 2.2%
Italy Buoni Poliennali Del Tesoro, Sr. Unscd. Bonds	EUR	1.65	12/1/2030	1,200,000	[b] 1,600,575

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 94.6% (continued)
Italy - 2.2% (continued)
Italy Buoni Poliennali Del Tesoro, Sr. Unscd. Bonds	EUR	2.70	3/1/2047	2,950,000	[b]	4,562,861
Italy Buoni Poliennali Del Tesoro, Sr. Unscd. Bonds, Ser. CAC	EUR	2.45	9/1/2050	1,600,000	[b]	2,375,381
					8,538,817
Ivory Coast - .3%
Ivory Coast, Sr. Unscd. Bonds		6.13	6/15/2033	925,000		1,021,131
Japan - 12.5%
Japan, Bonds, Ser. 21	JPY	0.10	3/10/2026	2,478,506,088	[f]	23,839,753
Japan (10 Year Issue), Bonds, Ser. 348	JPY	0.10	9/20/2027	1,663,400,000		16,082,546
Japan (20 Year Issue), Bonds, Ser. 156	JPY	0.40	3/20/2036	933,400,000		9,064,761
Takeda Pharmaceutical, Sr. Unscd. Notes	EUR	2.00	7/9/2040	300,000		409,462
					49,396,522
Kazakhstan - .1%
Development Bank of Kazakhstan, Sr. Unscd. Notes		4.13	12/10/2022	475,000		499,551
Luxembourg - 1.2%
CK Hutchison Group Telecom Finance, Gtd. Notes	EUR	1.13	10/17/2028	485,000		614,940
DH Europe Finance II, Gtd. Bonds	EUR	0.20	3/18/2026	2,325,000		2,844,728
Medtronic Global Holdings, Gtd. Notes	EUR	0.75	10/15/2032	420,000		532,728
Medtronic Global Holdings, Gtd. Notes	EUR	1.63	3/7/2031	475,000		653,317
Millicom International Cellular, Sr. Unscd. Notes		4.50	4/27/2031	250,000	[b]	265,359
					4,911,072
Malaysia - .6%
Malaysia, Bonds, Ser. 219	MYR	3.89	8/15/2029	7,530,000		2,034,415
Petronas Capital, Gtd. Notes		4.55	4/21/2050	300,000	[b]	389,833
					2,424,248
Mexico - 2.5%
Infraestructura Energetica Nova, Sr. Unscd. Notes		4.88	1/14/2048	755,000		812,255
Mexican Bonos, Bonds, Ser. M	MXN	7.75	5/29/2031	100,000,000		5,710,864
Mexico, Bonds, Ser. M	MXN	5.75	3/5/2026	35,000,000		1,794,546
Mexico, Sr. Unscd. Notes		3.75	4/19/2071	415,000		389,478
Nemak, Sr. Unscd. Notes		4.75	1/23/2025	317,000		328,895
Petroleos Mexicanos, Gtd. Notes		6.84	1/23/2030	1,050,000		1,056,562
					10,092,600
Netherlands - 5.1%
ABN AMRO Bank, Sub. Notes	EUR	2.88	1/18/2028	1,100,000		1,403,893

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 94.6% (continued)
Netherlands - 5.1% (continued)
Cooperatieve Rabobank, Sub. Bonds	EUR	2.50	5/26/2026	2,141,000		2,619,209
EDP Finance, Sr. Unscd. Notes	EUR	0.38	9/16/2026	2,300,000		2,833,030
Enel Finance International, Gtd. Notes	EUR	0.38	6/17/2027	2,315,000		2,855,571
ING Groep, Sub. Bonds	EUR	2.00	3/22/2030	900,000		1,154,494
ING Groep, Sub. Notes	EUR	3.00	4/11/2028	2,100,000		2,695,386
Mamoura Diversified Global Holding, Gtd. Notes		2.50	11/7/2024	755,000		798,360
Prosus, Sr. Unscd. Notes		3.83	2/8/2051	400,000	[b]	389,573
VEON Holdings, Sr. Unscd. Notes		3.38	11/25/2027	975,000	[b]	1,000,838
WPC Eurobond, Gtd. Bonds	EUR	2.25	7/19/2024	950,000		1,237,295
WPC Eurobond, Gtd. Notes	EUR	1.35	4/15/2028	2,485,000		3,146,561
WPC Eurobond, Gtd. Notes	EUR	2.13	4/15/2027	195,000		258,492
					20,392,702
Oman - .2%
Oman, Sr. Unscd. Notes		4.88	2/1/2025	425,000	[b]	445,347
Oman, Sr. Unscd. Notes		6.25	1/25/2031	200,000	[b,e]	212,358
					657,705
Philippines - .2%
Philippines, Sr. Unscd. Notes	EUR	0.88	5/17/2027	750,000		932,012
Romania - .7%
Romania, Bonds	EUR	3.62	5/26/2030	1,600,000	[b]	2,315,741
Romania, Sr. Unscd. Notes	EUR	2.50	2/8/2030	405,000	[b]	539,757
					2,855,498
Russia - 1.7%
Russian Federal Bond - OFZ, Bonds, Ser. 6228	RUB	7.65	4/10/2030	451,400,000		6,575,004
Saudi Arabia - .1%
Saudi Arabian Oil Co., Sr. Unscd. Notes		1.63	11/24/2025	250,000	[b,e]	254,878
Senegal - .3%
Senegal, Sr. Unscd. Notes		6.25	5/23/2033	925,000		1,018,044
Serbia - .7%
Serbia, Sr. Unscd. Notes	EUR	3.13	5/15/2027	2,100,000	[b]	2,850,689
Singapore - 1.4%
Singapore, Bonds	SGD	2.63	5/1/2028	6,560,000		5,570,137
South Africa - 1.7%
South Africa, Sr. Unscd. Bonds, Ser. 2030	ZAR	8.00	1/31/2030	107,650,000		6,802,098
Spain - 3.4%
Banco Santander, Covered Notes	EUR	0.88	5/9/2031	1,500,000		2,016,256
Banco Santander, Sub. Notes	EUR	2.50	3/18/2025	2,300,000		3,020,010
Spain, Sr. Unscd. Bonds	EUR	2.90	10/31/2046	3,224,000	[b]	5,769,895

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 94.6% (continued)
Spain - 3.4% (continued)
Telefonica Emisiones, Gtd. Notes	EUR	1.53	1/17/2025	2,100,000		2,718,396
					13,524,557
Supranational - 1.3%
Banque Ouest Africaine de Developpement, Sr. Unscd. Notes		5.00	7/27/2027	1,635,000		1,851,261
Corp. Andina de Fomento, Sr. Unscd. Notes		3.25	2/11/2022	1,300,000		1,336,120
The African Export-Import Bank, Sr. Unscd. Notes		5.25	10/11/2023	1,850,000		2,037,275
					5,224,656
Sweden - 1.2%
Sweden, Bonds, Ser. 1061	SEK	0.75	11/12/2029	38,125,000	[b]	4,870,230
Thailand - 2.5%
PTT Treasury Center, Gtd. Notes		3.70	7/16/2070	525,000	[b]	564,345
Thailand, Bonds	THB	2.88	12/17/2028	243,270,000		9,229,837
					9,794,182
Ukraine - .5%
Ukraine, Sr. Unscd. Notes		1.15	5/31/2040	725,000		820,932
Ukraine, Sr. Unscd. Notes		7.25	3/15/2033	900,000	[b]	960,678
					1,781,610
United Arab Emirates - .4%
Abu Dhabi Crude Oil Pipeline, Sr. Scd. Bonds		4.60	11/2/2047	1,225,000	[b]	1,495,204
United Kingdom - 9.5%
Anglo American Capital, Gtd. Notes	EUR	1.63	3/11/2026	2,430,000		3,150,960
Anglo American Capital, Gtd. Notes	EUR	1.63	9/18/2025	325,000		420,811
Barclays, Jr. Sub. Bonds		7.88	3/15/2022	850,000	[d]	894,259
BAT International Finance, Gtd. Notes	EUR	2.25	1/16/2030	300,000		402,715
Lanark Master Issuer, Ser. 2020-1A, Cl. 2A, 3 Month SONIA +.57%	GBP	0.62	12/22/2069	973,750	[b,c]	1,342,804
MARB BondCo, Gtd. Bonds		3.95	1/29/2031	825,000	[b]	822,731
Penarth Master Issuer, Ser. 2019-1A, Cl. A2, 1 Month SONIA +.70%	GBP	0.75	7/18/2024	1,180,000	[b,c]	1,621,841
Rolls-Royce, Gtd. Notes	EUR	2.13	6/18/2021	625,000		762,261
Silverstone Master Issuer, Ser. 2020-1A, Cl. 1A, 3 Month SONIA +.47%	GBP	0.52	1/21/2070	1,150,000	[b,c]	1,583,749
United Kingdom, Bonds	GBP	1.50	7/22/2047	1,165,000		1,828,415
United Kingdom, Bonds	GBP	3.50	1/22/2045	11,175,000		24,040,317
Vodafone Group, Jr. Sub. Bonds	EUR	3.10	1/3/2079	771,000		970,734
					37,841,597
United States - 20.0%
AbbVie, Sr. Unscd. Bonds	EUR	1.38	5/17/2024	2,180,000		2,759,318
Air Lease, Sr. Unscd. Notes		2.88	1/15/2026	600,000		632,983

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 94.6% (continued)
United States - 20.0% (continued)
Air Products & Chemicals, Sr. Unscd. Notes	EUR	0.50	5/5/2028	1,025,000		1,285,515
Air Products & Chemicals, Sr. Unscd. Notes	EUR	0.80	5/5/2032	275,000		352,475
Ally Financial, Sub. Notes		5.75	11/20/2025	1,075,000		1,252,612
AT&T, Sr. Unscd. Notes	EUR	0.25	3/4/2026	1,000,000		1,220,641
AT&T, Sr. Unscd. Notes	EUR	1.80	9/14/2039	325,000		410,309
AT&T, Sr. Unscd. Notes	EUR	2.05	5/19/2032	300,000		409,621
BBCMS Mortgage Trust, Ser. 2019-BWAY, Cl. A, 1 Month LIBOR +.96%		1.08	11/15/2034	1,250,000	[b,c]	1,246,138
Berkshire Hathaway, Sr. Unscd. Notes	EUR	0.46	3/12/2025	2,250,000		2,741,472
Berry Global, Sr. Scd. Notes		1.57	1/15/2026	575,000	[b]	578,953
Cameron LNG, Sr. Scd. Notes		2.90	7/15/2031	600,000	[b]	653,645
CarMax Auto Owner Trust, Ser. 2018-1, Cl. D		3.37	7/15/2024	365,000		379,375
Carrier Global, Sr. Unscd. Notes		2.49	2/15/2027	1,050,000		1,125,522
Carrier Global, Sr. Unscd. Notes		2.72	2/15/2030	350,000		371,254
CCO Holdings, Sr. Unscd. Notes		4.50	8/15/2030	865,000	[b]	912,034
Centene, Sr. Unscd. Notes		3.00	10/15/2030	1,050,000		1,099,560
Centene, Sr. Unscd. Notes		3.38	2/15/2030	650,000		681,892
CGDB Commercial Mortgage Trust, Ser. 2019-MOB, Cl. A, 1 Month LIBOR +.95%		1.08	11/15/2036	1,075,000	[b,c]	1,075,660
CHC Commercial Mortgage Trust, Ser. 2019-CHC, Cl. B, 1 Month LIBOR +1.50%		1.63	6/15/2034	871,241	[b,c]	851,962
Cheniere Corpus Christi Holdings, Sr. Scd. Notes		3.70	11/15/2029	380,000		415,616
Cheniere Energy, Sr. Scd. Notes		4.63	10/15/2028	575,000	[b]	602,313
CNX Resources, Gtd. Notes		6.00	1/15/2029	140,000	[b]	144,946
Comcast, Gtd. Notes	EUR	0.75	2/20/2032	2,400,000		3,042,439
Concho Resources, Gtd. Notes		3.75	10/1/2027	1,075,000		1,226,019
Crown Americas, Gtd. Notes		4.75	2/1/2026	1,075,000		1,118,054
CyrusOne, Gtd. Notes	EUR	1.45	1/22/2027	2,475,000		3,047,028
CyrusOne, Gtd. Notes		2.90	11/15/2024	225,000		240,202
CyrusOne, Gtd. Notes		3.45	11/15/2029	650,000		700,209
Danaher, Sr. Unscd. Notes	EUR	2.50	3/30/2030	375,000		539,912
DaVita, Gtd. Notes		3.75	2/15/2031	1,200,000	[b]	1,192,500
Dell Equipment Finance Trust, Ser. 2018-2, Cl. C		3.72	10/22/2023	1,300,000	[b]	1,327,119
Diamondback Energy, Gtd. Notes		2.88	12/1/2024	1,285,000		1,358,760
Diamondback Energy, Gtd. Notes		5.38	5/31/2025	650,000		673,852
Digital Euro Finco, Gtd. Bonds	EUR	2.63	4/15/2024	1,275,000		1,672,830

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 94.6% (continued)
United States - 20.0% (continued)
Edison International, Sr. Unscd. Notes		4.13	3/15/2028	540,000		594,764
Elanco Animal Health, Sr. Unscd. Notes		5.90	8/28/2028	775,000		928,159
Energy Transfer Operating, Gtd. Notes		4.20	4/15/2027	600,000		665,316
Energy Transfer Operating, Gtd. Notes		5.25	4/15/2029	685,000		790,789
Energy Transfer Operating, Jr. Sub. Debs., Ser. A		6.25	2/15/2169	680,000		552,500
Energy Transfer Operating, Jr. Sub. Debs., Ser. F		6.75	5/15/2168	260,000		241,181
EQT, Sr. Unscd. Notes		3.00	10/1/2022	1,555,000	[e]	1,582,181
Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Ser. 2021-MN1, Cl. M1, 1 Month SOFR +2.00%		2.09	1/25/2051	325,000	[b,c,g]	329,976
Fidelity National Information Services, Sr. Unscd. Notes	EUR	1.50	5/21/2027	2,195,000		2,870,018
General Electric, Jr. Sub. Debs., Ser. D, 3 Month LIBOR +3.33%		3.55	6/15/2169	1,325,000	[c,d]	1,253,172
Genesis Energy, Gtd. Notes		7.75	2/1/2028	799,000	[e]	742,071
GLP Capital, Gtd. Notes		5.38	4/15/2026	900,000		1,032,548
HCA, Gtd. Notes		3.50	9/1/2030	348,000		361,717
HCA, Gtd. Notes		5.88	2/1/2029	435,000		518,868
Icahn Enterprises, Gtd. Notes		5.25	5/15/2027	1,000,000		1,052,520
KeyCorp Student Loan Trust, Ser. 1999-B, Cl. CTFS, 3 Month LIBOR +.90%		1.11	11/25/2036	143,635	[c]	143,599
Kraft Heinz Foods, Gtd. Notes		4.63	1/30/2029	525,000		600,094
Kraft Heinz Foods, Gtd. Notes		4.88	10/1/2049	255,000		288,988
Lamar Media, Gtd. Notes		3.75	2/15/2028	1,150,000		1,169,073
Lennar, Gtd. Notes		4.75	11/29/2027	820,000		970,134
Lennar, Gtd. Notes		5.25	6/1/2026	255,000		300,741
Level 3 Financing, Gtd. Notes		3.75	7/15/2029	150,000	[b]	151,107
Level 3 Financing, Gtd. Notes		4.25	7/1/2028	990,000	[b]	1,015,453
Lumen Technologies, Sr. Scd. Notes		4.00	2/15/2027	160,000	[b]	165,663
Marsh & McLennan, Sr. Unscd. Bonds	EUR	1.98	3/21/2030	290,000		402,185
MGM Growth Properties Operating Partnership, Gtd. Notes		3.88	2/15/2029	885,000	[b]	901,594
MGM Growth Properties Operating Partnership, Gtd. Notes		5.75	2/1/2027	775,000		869,914
Molina Healthcare, Sr. Unscd. Notes		4.38	6/15/2028	525,000	[b]	547,559
Occidental Petroleum, Sr. Unscd. Notes		8.88	7/15/2030	950,000		1,194,387

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 94.6% (continued)
United States - 20.0% (continued)
Pioneer Natural Resources, Sr. Unscd. Notes		1.90	8/15/2030	425,000		414,931
Plains All American Pipeline, Sr. Unscd. Notes		3.55	12/15/2029	420,000		438,193
Quicken Loans, Gtd. Notes		3.63	3/1/2029	1,950,000	[b]	1,954,534
Raytheon Technologies, Sr. Unscd. Bonds	EUR	2.15	5/18/2030	1,950,000		2,732,243
SBA Tower Trust, Notes		2.84	1/15/2025	1,675,000	[b]	1,798,545
SCF Equipment Leasing, Ser. 2019-1A, Cl. A2		3.23	10/20/2024	425,154	[b]	426,779
Sinclair Television Group, Sr. Scd. Notes		4.13	12/1/2030	525,000	[b]	524,016
SLM, Sr. Unscd. Notes		4.20	10/29/2025	260,000		276,328
Southern Copper, Sr. Unscd. Notes		5.88	4/23/2045	465,000	[e]	672,540
Spirit Realty, Gtd. Notes		3.20	2/15/2031	630,000		662,959
Spirit Realty, Gtd. Notes		4.00	7/15/2029	370,000		413,684
Steel Dynamics, Sr. Unscd. Notes		2.40	6/15/2025	240,000		255,021
Steel Dynamics, Sr. Unscd. Notes		3.25	1/15/2031	295,000		325,149
Sunoco Logistics Partners Operations, Gtd. Notes		4.00	10/1/2027	380,000		419,027
Targa Resources Partners, Gtd. Bonds		5.13	2/1/2025	595,000		611,868
Taylor Morrison Communities, Sr. Unscd. Notes		5.13	8/1/2030	300,000	[b]	329,520
The Procter & Gamble Company, Sr. Unscd. Notes	EUR	2.00	11/5/2021	2,100,000		2,595,257
T-Mobile USA, Gtd. Notes		4.75	2/1/2028	1,075,000		1,149,551
United Rentals North America, Gtd. Notes		4.00	7/15/2030	850,000		897,558
VICI Properties, Gtd. Notes		3.50	2/15/2025	596,000	[b]	606,803
Wells Fargo Commercial Mortgage Trust, Ser. 21, Cl. A, 1 Month LIBOR +1.15%		1.30	2/15/2040	625,000	[c]	625,000
Western Midstream Operating, Sr. Unscd. Notes		4.35	2/1/2025	275,000		285,219
Western Midstream Operating, Sr. Unscd. Notes		4.65	7/1/2026	940,000		988,763
Western Midstream Operating, Sr. Unscd. Notes		5.30	2/1/2030	410,000		451,547
					79,434,046
Uruguay - .1%
Uruguay, Sr. Unscd. Bonds		4.38	1/23/2031	275,000		331,464
Total Bonds and Notes (cost $347,956,973)				375,234,662

Description /Number of Contracts/Counterparty	Exercise Price	Expiration Date	Notional Amount ($)	Value ($)
Options Purchased - .3%
Call Options - .0%
Swaption 6 Month, USD 10 Year Fixed Rate, Receiver Option, Contracts 4,210,000 J.P. Morgan Securities	0.54	2/4/2021	4,210,000	0
Put Options - .3%
Swaption 6 Month, USD 10 Year Fixed Rate, Payer Option, Contracts 4,210,000 J.P. Morgan Securities	0.54	2/5/2021	4,210,000	240,304
Swaption 6 Month, USD 30 Year Fixed Rate, Payer Option, Contracts 8,000,000 Goldman Sachs	1.81	1/13/2026	8,000,000	1,008,150
Total Options Purchased (cost $1,127,734)			1,248,454
Description	1-Day Yield (%)		Shares	Value ($)
Investment Companies - 3.4%
Registered Investment Companies - 3.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $13,290,439)	0.08		13,290,439	[h] 13,290,439

Investment of Cash Collateral for Securities Loaned - .5%
Registered Investment Companies - .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $2,065,410)	0.04		2,065,410	[h] 2,065,410
Total Investments (cost $364,440,556)			98.8%	391,838,965
Cash and Receivables (Net)			1.2%	4,624,221
Net Assets			100.0%	396,463,186

LIBOR—London Interbank Offered Rate

SONIA—Sterling Overnight Index Average

AUD—Australian Dollar

CAD—Canadian Dollar

CNY—Chinese Yuan Renminbi

EUR—Euro

GBP—British Pound

JPY—Japanese Yen

MXN—Mexican Peso

MYR—Malaysian Ringgit

RUB—Russian Ruble

SEK—Swedish Krona

SGD—Singapore Dollar

THB—Thai Baht

ZAR—South African Rand

STATEMENT OF INVESTMENTS (Unaudited) (continued)

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2021, these securities were valued at $68,611,053 or 17.31% of net assets.

c Variable rate security—rate shown is the interest rate in effect at period end.

d Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

e Security, or portion thereof, on loan. At January 31, 2021, the value of the fund’s securities on loan was $2,657,693 and the value of the collateral was $2,759,285, consisting of cash collateral of $2,065,410 and U.S. Government & Agency securities valued at $693,875.

f Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

g The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

h Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon International Bond Fund

January 31, 2021 (Unaudited)

The following is a summary of the inputs used as of January 31, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Asset-Backed	−	8,322,818	−	8,322,818
Collateralized Loan Obligations	−	5,634,135	−	5,634,135
Commercial Mortgage-Backed	−	7,055,289	−	7,055,289
Corporate Bonds	−	145,549,028	−	145,549,028
Foreign Governmental	−	208,673,392	−	208,673,392
Investment Companies	15,355,849	−	−	15,355,849
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts ††	−	1,196,756	−	1,196,756
Futures ††	996,985	−	−	996,985
Options Purchased	−	1,248,454	−	1,248,454

Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	−	(1,577,850)	−	(1,577,850)
Futures††	(209,595)	−	−	(209,595)
Options Written	−	(995,750)	−	(995,750)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FUTURES
BNY Mellon International Bond Fund

January 31, 2021 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
Australian 10 Year Bond	1	3/15/2021	112,232[a]	111,480	(752)
Australian 3 Year Bond	125	3/15/2021	11,213,617[a]	11,217,443	3,826
Euro 30 Year Bond	6	3/8/2021	1,635,101[a]	1,611,352	(23,749)
Euro-Bobl	6	3/8/2021	984,656[a]	984,796	140
Euro-Bond	258	3/8/2021	55,606,038[a]	55,496,248	(109,790)
Japanese 10 Year Bond	31	3/15/2021	44,997,463[a]	44,932,169	(65,294)
U.S. Treasury Long Bond	7	3/22/2021	1,191,041	1,181,031	(10,010)
Futures Short
Long Gilt	151	3/29/2021	27,789,033[a]	27,738,098	50,935
Long Term French Government Future	5	3/8/2021	1,016,402[a]	1,013,739	2,663
U.S. Treasury 10 Year Notes	188	3/22/2021	25,929,362	25,761,875	167,487
U.S. Treasury 5 Year Notes	15	3/31/2021	1,890,161	1,888,125	2,036
U.S. Treasury Ultra Long Bond	53	3/22/2021	11,382,042	10,850,094	531,948
Ultra 10 Year U.S. Treasury Notes	205	3/22/2021	31,772,717	31,534,767	237,950
Gross Unrealized Appreciation				996,985
Gross Unrealized Depreciation				(209,595)

a Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

See notes to financial statements.

STATEMENT OF OPTIONS WRITTEN
BNY Mellon International Bond Fund

January 31, 2021 (Unaudited)

Description/ Contracts/ Counterparties	Exercise Price	Expiration Date	Notional Amount	Value ($)
Put Options:
Swaption 6 Month, USD 10 Year Fixed Rate, Payer Option, Contracts 21,025,000, Goldman Sachs	1.91	1/13/2026	21,025,000	(995,750)
Total Options Written (premiums received $984,601)				(995,750)

See notes to financial statements.

STATEMENT OF FOWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon International Bond Fund

January 31, 2021 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Barclays Capital
United States Dollar	4,672,857	Russian Ruble	351,025,000	3/17/2021	58,680
Japanese Yen	5,733,598,387	United States Dollar	55,183,178	2/26/2021	(431,847)
British Pound	2,675,746	United States Dollar	3,647,061	2/26/2021	19,586
Czech Koruna	78,080,000	United States Dollar	3,593,354	3/17/2021	47,877
Brazilian Real	22,125,000	United States Dollar	4,179,654	3/2/2021	(139,361)
United States Dollar	4,086,182	Brazilian Real	22,000,000	3/2/2021	68,715
United States Dollar	3,866,153	Singapore Dollar	5,175,000	3/17/2021	(29,406)
Citigroup
United States Dollar	6,964,431	South African Rand	104,988,988	3/17/2021	70,674
Australian Dollar	4,500,000	United States Dollar	3,494,790	2/26/2021	(55,160)
United States Dollar	7,492,884	Australian Dollar	9,686,737	2/26/2021	88,709
Mexican Peso	6,400,183	United States Dollar	316,757	3/17/2021	(6,143)
Czech Koruna	26,540,000	United States Dollar	1,221,657	3/17/2021	16,026
United States Dollar	318,215	Mexican Peso	6,400,183	2/3/2021	6,166
South Korean Won	9,708,930,000	United States Dollar	8,933,256	3/17/2021	(252,809)
Euro	35,287,893	United States Dollar	42,749,730	2/26/2021	98,287
Goldman Sachs
Brazilian Real	21,300,000	United States Dollar	4,003,759	3/2/2021	(114,121)
United States Dollar	4,972,119	Canadian Dollar	6,287,592	2/26/2021	54,778
HSBC
United States Dollar	2,342,686	Indian Rupee	172,000,000	3/17/2021	(308)
Chinese Yuan Renminbi	18,355,000	United States Dollar	2,795,802	3/17/2021	41,173
United States Dollar	2,636,453	Euro	2,172,746	2/1/2021	(450)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
HSBC(continued)
Russian Ruble	1,052,450,000	United States Dollar	14,164,533	3/17/2021	(330,219)
United States Dollar	3,092,364	Russian Ruble	228,000,000	3/17/2021	95,335
Euro	2,172,746	United States Dollar	2,637,863	2/26/2021	375
New Zealand Dollar	30,000	United States Dollar	21,337	2/26/2021	221
J.P. Morgan Securities
Polish Zloty	4,750,000	United States Dollar	1,295,867	3/17/2021	(19,972)
United States Dollar	3,473,301	Chinese Yuan Renminbi	22,800,000	3/17/2021	(50,700)
United States Dollar	6,430,307	Thai Baht	193,160,000	3/17/2021	(22,519)
Canadian Dollar	1,800,000	United States Dollar	1,417,724	2/26/2021	(9,997)
Norwegian Krone	23,000,000	United States Dollar	2,706,446	2/26/2021	(21,228)
United States Dollar	2,006,750	Norwegian Krone	17,135,000	2/26/2021	6,263
Merrill Lynch, Pierce, Fenner & Smith
United States Dollar	3,368,858	Swedish Krona	28,115,000	2/26/2021	3,406
United States Dollar	3,962,489	Russian Ruble	300,000,000	3/17/2021	19,029
Euro	1,575,631	United States Dollar	1,918,163	2/26/2021	(4,967)
Danish Krone	15,330,000	United States Dollar	2,499,750	2/26/2021	2,820
Polish Zloty	15,420,000	United States Dollar	4,208,975	3/17/2021	(67,016)
Morgan Stanley
Indonesian Rupiah	39,116,620,000	United States Dollar	2,743,775	3/17/2021	32,460
Swiss Franc	3,110,000	United States Dollar	3,506,444	2/26/2021	(12,521)
United States Dollar	3,936,491	Russian Ruble	300,000,000	3/17/2021	(6,969)
Indian Rupee	317,600,000	United States Dollar	4,268,279	3/17/2021	58,087
Chilean Peso	3,315,000,000	United States Dollar	4,476,040	3/17/2021	37,875
United States Dollar	7,908,324	Japanese Yen	827,931,835	2/26/2021	2,230
Malaysian Ringgit	1,775,000	United States Dollar	435,423	3/17/2021	2,944
United States Dollar	1,806,793	Mexican Peso	36,125,011	3/17/2021	53,570

STATEMENT OF FOWARD FOREIGN CURRENCY EXCHANGE CONTRACTS (Unaudited) (continued)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Morgan Stanley(continued)
Japanese Yen	827,931,835	United States Dollar	7,906,738	2/3/2021	(2,137)
UBS Securities
Chinese Yuan Renminbi	157,900,000	United States Dollar	24,040,804	3/17/2021	299,118
Hungarian Forint	363,940,000	United States Dollar	1,224,179	3/17/2021	12,352
Gross Unrealized Appreciation					1,196,756
Gross Unrealized Depreciation					(1,577,850)

See notes to financial statements.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services

(each, a “Service”) approved by the Board Members (“Board”) Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2021 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of foreign currencies, or as a substitute for an investment. The fund is subject to market risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates. The maximum payout for those contracts is limited to the number of call option contracts written and the related strike prices, respectively.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At January 31, 2021, accumulated net unrealized appreciation on investments was $27,398,409, consisting of $28,753,086 gross unrealized appreciation and $1,354,677 gross unrealized depreciation.

At January 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.